SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫) segment $ / ₫	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)	Dec. 31, 2024 USD ($) $ / ₫	Sep. 30, 2024 VND (₫)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment	3	3
Number of reportable segments | segment	3	3
Impairment loss on equity method investments | ₫	₫ 0		₫ 0
Carrying amount	78,699,515		79,122,703	[1]		$ 3,234,005,137
Advertising cost	₫ 2,236,900	$ 91,900,000	₫ 1,266,400		₫ 1,839,100
Convenience translation rate (USD to VND) | $ / ₫	24,335					24,335
NC DOC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reimbursement Cost Receivable Associated with Land Levelling, Requires Submission of Relevant Documents | $						$ 125,000,000
Proceeds from Incentive, Related to Reimbursement Cost Associated with Land Levelling | $		74,000,000
V-Green BCC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Carrying amount | ₫							₫ 4,200,000
Pham Nhat Vuong | Sponsorship contribution - accounted for as deemed contribution
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount of transaction	₫ 5,900,800	$ 242,500,000
RSU | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Vesting period	2 years	2 years
RSU | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Vesting period	4 years	4 years

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).